UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Investor AB

Address:   Arsenalsgatan 8C, S-103, 23
           Stockholm, Sweden


Form 13F File Number: 028-03431


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Michael Oporto
Title:  Attorney-in-Fact
Phone:  212-515-9000

Name:   Mr. Stephen Campe
Title:  Attorney-in-Fact
Phone:  212-515-9000

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Oporto                 New York, New York                 5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Stephen Campe                  New York, New York                 5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      197,698
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Achillion Pharmaceuticals Inc.   COM            00448Q201    4,347 1,569,214 SH       DEFINED             1,569,214      0    0
Amerisourcebergen Corp.          COM            03073E105    2,314    80,000 SH       DEFINED                80,000      0    0
Applied Materials Inc            COM            038222105    5,387   400,000 SH       DEFINED               400,000      0    0
Beazer Homes USA Inc             COM            07556Q105    2,695   593,600 SH       DEFINED               593,600      0    0
Cisco Systems Inc.               COM            17275R102    1,171    45,000 SH       DEFINED                45,000      0    0
Citigroup Inc.                   COM            172967101    7,290 1,800,000 SH       DEFINED             1,800,000      0    0
Constant Contact                 COM            210313102   12,543   539,000 SH       DEFINED               539,000      0    0
CTC Media Inc.                   COM            12642X106    2,523   146,488 SH       DEFINED               146,488      0    0
Dell Inc.                        COM            24702R101    6,008   400,000 SH       DEFINED               400,000      0    0
Dresser-Rand Group Inc.          COM            261608103    6,302   200,558 SH       DEFINED               200,558      0    0
Dryships Inc.                    SHS            Y2109Q101    2,920   500,000 SH       DEFINED               500,000      0    0
Ensco International PLC          SPONSORED ADR  29358Q109    4,478   100,000 SH       DEFINED               100,000      0    0
Freeport-Mcmoran Copper & Co.    COM            35671D857    8,354   100,000 SH       DEFINED               100,000      0    0
Halliburton Co.                  COM            406216101    7,533   250,000 SH       DEFINED               250,000      0    0
ISTA Pharmaceuticals             COM NEW        45031X204    8,177 2,009,000 SH       DEFINED             2,009,000      0    0
Kennametal Inc.                  COM            489170100    4,218   150,000 SH       DEFINED               150,000      0    0
Medtronic Inc.                   COM            585055106    2,071    46,000 SH       DEFINED                46,000      0    0
Microsoft                        COM            594918104   11,715   400,000 SH       DEFINED               400,000      0    0
Morgan Stanley                   COM NEW        617446448    7,176   245,000 SH       DEFINED               245,000      0    0
NASDAQ OMX Group Inc.            COM            631103108   45,207 2,140,500 SH       DEFINED             2,140,500      0    0
National Bank of Greece S.A.     SPONSORED ADR  633643408    2,718   667,697 SH       DEFINED               667,697      0    0
National Oilwell Varco Inc.      COM            637071101    3,044    75,000 SH       DEFINED                75,000      0    0
Nucor Corp                       COM            670346105    3,177    70,000 SH       DEFINED                70,000      0    0
Open JT STK Co-Vimpel Commun     SPONSORED ADR  68370R109    6,870   373,186 SH       DEFINED               373,186      0    0
Oracle Corp                      COM            68389X105    6,428   250,000 SH       DEFINED               250,000      0    0
Santarus, Inc.                   COM            802817304    4,185   778,007 SH       DEFINED               778,007      0    0
Schein Henry Inc.                COM            806407102    1,178    20,000 SH       DEFINED                20,000      0    0
Stryker Corp                     COM            863667101    3,777    66,000 SH       DEFINED                66,000      0    0
Teradyne Inc                     COM            880770102    1,710   153,103 SH       DEFINED               153,103      0    0
Thomas Weisel Partners Group Inc COM            884481102      148    37,661 SH       SOLE                   37,661      0    0
Varian Medical System Inc.       COM            92220P105    5,810   105,000 SH       DEFINED               105,000      0    0
Wells Fargo & Co. New            COM            949746101    6,224   200,000 SH       DEFINED               200,000      0    0


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